Annual Total Returns[BarChart] - PIMCO Total Return Fund II - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.50%	8.17%	(2.17%)	4.32%	(0.58%)	3.83%	4.66%	0.30%	8.48%	8.34%